Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Intangible contract assets	$ (21,129)	$ (30,184)	$ (605,473)
Total deferred tax liability	(9,590,672)	(10,153,560)	(10,771,926)
Deferred tax assets:
Other	143,173	90,563	0
Total deferred tax assets	7,492,655	8,025,872	6,717,033
Valuation allowance	(2,429,852)	(4,077,932)	(3,664,367)
Net deferred tax liabilities	(4,527,869)	(6,205,620)	(7,719,260)
Canadian Entities [Member]
Deferred tax assets:
Canadian non-capital losses	7,349,482	7,935,309	6,717,033
Net deferred tax liabilities	$ (9,569,543)	$ (10,123,376)	$ (10,166,453)